Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Temporary differences total	¥ 5,667,006	¥ 4,630,892
Estimated amount of additional deferred tax liability if the undistributed earnings were to be distributed in the future	¥ 245,292	¥ 232,645
Statutory tax rate	30.90%	30.90%	30.90%